Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 39,944	$ 1,062,653
Prepaid expenses — current	439,150	420,908
Total Current Assets	479,094	1,483,561
Non-current assets
Marketable securities held in Trust Account	41,679,745	230,004,784
Prepaid expenses — non-current	0	280,944
Total Non-current Assets	41,679,745	230,285,728
Total Assets	42,158,839	231,769,289
Current liabilities
Accrued expenses	776,565	347,146
Accounts payable	103,082	63,839
Promissory notes — related parties	460,000	0
Total Current Liabilities	1,339,647	410,985
Non-Current liabilities
Warrant Liability	885,000	7,469,150
Forward purchase units liability	99,776	521,184
Deferred underwriter fee payable	8,050,000	8,050,000
Total Non-current Liabilities	9,034,776	16,040,334
Total Liabilities	10,374,423	16,451,319
Commitments and Contingencies
Class A common stock subject to possible redemption	41,679,745	230,004,784
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	0
Accumulated deficit	(9,895,904)	(14,687,389)
Total Stockholders' Deficit	(9,895,329)	(14,686,814)
TOTAL LIABILITIES, CLASS A SHARES SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	42,158,839	231,769,289
Class A common stock [Member]
Stockholders' Deficit
Common Stock, Value, Issued	0	0
Class B common stock [Member]
Stockholders' Deficit
Common Stock, Value, Issued	$ 575	$ 575